Tax (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate		32.10%		63.30%		30.70%
Applicable tax rate		19.00%		19.25%		20.00%
Other		£ 30		£ (5)		£ 13
Deferred tax assets		3,828		3,457	[1]	4,869	[1]
Deferred tax liabilities		51		44	[1]	£ 29	[1]
Unused tax losses for which no deferred tax asset recognised		600		100
Unused tax credits for which no deferred tax asset recognised		198		546
IFRSs 9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additional deferred tax assets	£ 627
Other equity instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other		£ 0	[2]	0
IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		IAS 12 – Income Taxes – Amendments to IAS 12 In December 2017, as part of the Annual Improvements to IFRS Standards 2015-2017 Cycle, the IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. Effective from 1 January 2019 the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. Refer to note ##Tax for the expected impact of adopting the amendments of IAS 12.
IAS 12 [member] | Additional Tier 1 securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		Effective from 1 January 2019, a change in accounting standards requires the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, to be included in the income statement tax charge. The Barclays Group currently includes the tax credit associated with deductions for payments made under Additional Tier 1 instruments as a movement in reserves. This accounting change will result in that tax credit being included in the income statement tax charge, and this will have the effect of reducing the Barclays Group's effective tax rate from 2019.
Tax effect from change in tax rate		£ (203)
Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,454		1,413
US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,087		1,234
UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		861		492
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 426		318
UK Legislation enacted [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		17.00%
After more than 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 3,703		3,399
Deferred tax liabilities		65		522
Within five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		240		409
Within six to ten years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		259		193
Within eleven to twenty years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		948		2,016
Indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		14,866		15,301
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		0		154
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		175		157
Temporary differences [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		861		492
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		16,313		17,919
Unused tax losses [member] | Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		220		286
Unused tax losses [member] | US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		167		283
Unused tax losses [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		142		27
Capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		3,225		3,126
Loss in current or prior year [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 247		£ 218

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	a For further details refer to Note 29 .